SCHEDULE OF ACCOUNTS RECEIVABLE, NET (Details) - SGD ($)	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Credit Loss [Abstract]
Accounts receivable - third parties	$ 603,705	$ 673,921
Less: allowance for doubtful accounts	(245,344)	(245,344)	$ (35,599)
Accounts receivable, net	$ 358,361	$ 428,577